Income Tax - Additional Information (Details) € in Millions, $ in Millions	84 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 7.7	$ 0.0
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	121.8	114.2	€ 110.3	€ 110.3
Disallowed costs carried forward	16.4	15.4	14.8	14.8
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 195.8	$ 225.2	€ 217.5	€ 177.4
Carryforward limitation (in years)	17